Employee Benefit Plan	12 Months Ended
Dec. 31, 2011
Employee Benefit Plan [Abstract]
Employee Benefit Plan

Note 17—Employee Benefit Plan

Employee savings and investment plan

After the completion of the Merger the EVERTEC, Inc. Puerto Rico Savings and Investment plan was established (“the EVERTEC Savings Plan”), a defined contribution savings plan qualified under section 1165(e) of the Puerto Rico Internal Revenue Code. Investments in the plan are participant directed, and employer matching contributions are determined based on specific provisions of the EVERTEC Savings Plan. Employees are fully vested in the employer’s contributions after five years of service. For the year ended December 31, 2011, the costs incurred under the plan amounted to approximately $0.6 million. No costs were incurred under the new plan for the three month period ended December 31, 2010.

Prior to the Merger, substantially all the employees of EVERTEC were eligible to participate in the Popular, Inc. Savings and Investments plan. Effective March 31, 2009, the Popular Savings Plan was amended to suspend the employer matching contribution. The costs of providing these benefits for the year ended December 31, 2009 was approximately $0.3 million. No costs were incurred for the nine months ended September 30, 2010.

Employee defined benefit pension and post-retirement plans

Prior to the Merger, certain employees of the Company were covered by the non-contributory defined benefit pension plans of Banco Popular (“BP Plan”). For the periods until June 30, 2010, pension and post-retirement expenses and accrued benefit obligation presented in the combined financial statements corresponded to the employees of Banco Popular that participated in the BP Plan and were part of EVERTEC. Effective June 30, 2010, these employees were transferred to EVERTEC as part of an internal reorganization. Total pension and post-retirement expense recognized related to those employees amounted to approximately $70,000 and $0.3 million for the period including the nine months ended September 30, 2010 and the year ended December 31, 2009, respectively.